Share Capital and Capital Surplus and Others - Number of Authorized, Issued and Outstanding Common Shares and the Details of Capital Surplus (Deficit) and Others (Parenthetical) (Detail) - KRW (₩)
₩ / shares in Units, ₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares issued	218,833,144	218,833,144	80,745,711
Par value per share	₩ 100	₩ 100
Increase Decrease In Equity	₩ 14,146
Bottom of range [member]
Disclosure of classes of share capital [line items]
Number of shares issued	220,000,000
Par value per share	₩ 500
Top of range [member]
Disclosure of classes of share capital [line items]
Number of shares issued	670,000,000
Par value per share	₩ 100
Parent [member]
Disclosure of classes of share capital [line items]
Number Of Treasury Shares Retired During The Period	8,685,568